Share-based payments (Tables)	12 Months Ended
Jun. 30, 2025
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
		Net settlement
	Gross award	(post tax)
At 1 July 2024	217,640	116,279
Awarded	180,441	95,162
Vested	(152,437)	(80,788)
Forfeited	(16,343)	(9,117)
At 30 June 2025	229,301	121,536